Discontinued Operations - Schedule of Net Assets Deconsolidated (Details)	Jul. 14, 2023 USD ($)
Assets:
Cash and cash equivalents and segregated cash	$ 7,162,982
Receivables from brokers, dealers, and clearing organizations	479,145
Prepaid expenses and other assets	666,872
Right-of-use asset	173,623
Liabilities:
Accrued expenses and other current liabilities	(1,290,637)
Operating lease liabilities	(177,391)
Net assets distributed	$ 7,014,594